Share-Based Payment Arrangements - Fair Values Of Share Options On The Grant Date (Details)	12 Months Ended
	Dec. 31, 2024 yr $ / shares	Dec. 31, 2023 yr $ / shares	Dec. 31, 2022 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price (in U.S. dollars per share)	$ 1.34	$ 3.01	$ 5.20
Share Options Granted In 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option life (in years) | yr	10.0
Expected dividend yield	0.00%
Share Options Granted In 2024 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in U.S. dollars per share)	$ 1.29
Weighted average exercise price (in U.S. dollars per share)	$ 1.29
Expected volatility	67.42%
Risk-free interest rate	3.85%
Expected early exercise multiple	2.2
Share Options Granted In 2024 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in U.S. dollars per share)	$ 1.46
Weighted average exercise price (in U.S. dollars per share)	$ 1.46
Expected volatility	68.11%
Risk-free interest rate	4.46%
Expected early exercise multiple	2.8
Share Options Granted in 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option life (in years) | yr		10.0
Expected dividend yield		0.00%
Share Options Granted in 2024 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in U.S. dollars per share)		$ 2.94
Weighted average exercise price (in U.S. dollars per share)		$ 3.00
Expected volatility		64.22%
Risk-free interest rate		3.61%
Expected early exercise multiple		2.2
Share Options Granted in 2024 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in U.S. dollars per share)		$ 3.01
Weighted average exercise price (in U.S. dollars per share)		$ 3.01
Expected volatility		64.87%
Risk-free interest rate		4.25%
Expected early exercise multiple		2.8
Share Options Granted in 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price (in U.S. dollars per share)			5.20
Weighted average exercise price (in U.S. dollars per share)			$ 5.20
Expected volatility			65.50%
Option life (in years) | yr			10.0
Expected dividend yield			0.00%
Risk-free interest rate			2.86%
Expected early exercise multiple			2.2